Revenue From Contracts With Customers, Contract Liabilities And Remaining Performance Obligations	12 Months Ended
Dec. 31, 2021
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Revenue from Contracts with Customers, Contract Liabilities and Remaining Performance Obligations
4. Revenue from Contracts with Customers, Contract Liabilities and Remaining Performance Obligations
The Group’s revenue is derived from selling imagery and its only business activity is building of a satellite constellation to support the selling of imagery. During the year ended December 31, 2021, the Group recognized revenue of $4,247 thousand, of which $3,858 thousand was recognized over time and $389 thousand was recognized at a point-in-time.
The Group was
pre-revenue
prior to the current year.
The Group’s segment information reflects the way the Chief Operating Decision Maker uses internal reporting to evaluate business performance, allocate resources and manage operations. For management purposes, the Group is organized into a single reportable segment.
Information about the Group’s revenue by geography is as follows:

	Year Ending December 31,
	2021	2020	2019
Revenue by geography (1)
Asia Pacific	$3,988	$—	$—
North America	201	—	—
Other	58	—	—

Total revenue	$4,247	$—	$—

(1)	Revenue by geography is based on the geographical location of the customer.
The Group has one customer that accounted for more than 10% of revenue for the twelve months ended December 31, 2021, of which $3,858 thousand of revenue was recognized. The agreement with the customer was originally signed on June 12, 2019 and modified on September 22, 2021. Under the terms of the modified agreement, the Group agreed to deliver imagery over an agreed upon geographical space for a period of 12 years on a take-or-pay

basis, in exchange for $38,236 thousand of cash consideration, which is inclusive of VAT, and the right to use a building for an Assembly, Integration and Test facility. The Group also has the ability to earn additional consideration if the customer requests imagery in excess of the service cap. The Group agreed to collect the cash consideration, through quarterly payments of $797 thousand over ten years, which started in November 2021, with the remaining cash consideration collected as upfront milestone payments. The Group has collected $2,072 thousand, of which $1,000 thousand is included as a non-current
contract liability, from this customer as of December 31, 2021.
In November 2021, the Group entered a
5-year
noncancellable agreement with a technology company that requires the customer to purchase a minimum of $4,000 thousand of multispectral, hyperspectral, full-motion video or private delivery uplift products each year. The Group recognizes revenue as products are delivered to the customer. The customer pays the Group in non-cash
consideration in the form of a license to a proprietary software platform, which the Group uses in its internal operations. The access to the platform is granted to the Group regardless of the level of products ordered. The customer has the option of purchasing additional products from the Group in exchange for cash consideration at the Group’s non-discounted
standard price. For the year ended December 31, 2021, the Group recognized an insignificant amount of revenue related to this contract.
Contract liabilities and Remaining Performance Obligations
The Group’s contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	Year Ending December 31,
	2021	2020
Non-current	$1,000	$1,000
Current	935	455

Total	$1,935	$1,455

During the year ended December 31, 2021, the Group recognized revenue of $455 thousand that was included as a Contract liability as of December 31, 2020.
A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The following table represents the total transaction price for the remaining performance obligations as of December 31, 2021 related to non-cancellable
contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$7,048	$14,096	$13,956	$19,050